Cash And Cash Equivalents (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash and cash equivalents	$ 998,054	$ 1,264,031	$ 965,823
SouthGobi [Member]
Cash and cash equivalents	123,600	492,000
Ivanhoe Australia Limited [Member]
Cash and cash equivalents	$ 170,300	$ 59,300